General Information, Statement of Compliance and Basis of Presentation	12 Months Ended
Dec. 31, 2020
General Information, Statement of Compliance and Basis of Presentation [Abstract]
General Information, Statement of Compliance and Basis of Presentation	General Information, Statement of Compliance and Basis of Presentation
General principles

The statement of consolidated financial position as of December 31, 2020 and 2019 and the statements of consolidated operations, the statements of consolidated comprehensive loss, the consolidated changes in shareholders’ equity and statements of consolidated cash flows for the years ended December 31, 2020, 2019 and 2018 were prepared under management’s supervision and were approved by the Executive Board of the Company (the “Executive Board”) and reviewed by the Supervisory Board of the Company (the “Supervisory Board”) on March 17, 2021.

All amounts presented in the consolidated financial statements are presented in thousands of euros, unless stated otherwise. Some figures have been rounded. Accordingly, the totals in some tables may not be the exact sums of component items.

The preparation of the consolidated financial statements in accordance with International Financial Reporting Standards (‘‘IFRS’’) requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements (see Note 3.2 for additional information).
The consolidated financial statements have been prepared using the historical cost measurement basis, with the exception of financial assets and liabilities, which are measured at fair value.

The consolidated financial statements were prepared on a going concern basis. The Executive Board determined it is appropriate to apply a going concern assumption because the Company’s historical losses are due to the innovative nature of the products it is developing, which necessitates a research and development phase spanning several years. With cash and cash equivalents of €119,151 thousand as of December 31, 2020, including the proceeds from the US initial public offering in December 2020 (see Significant events of the period in the Note 1) the Company believes it has sufficient resources to continue operating for at least twelve months following the consolidated financial statements’ publication.

Statement of Compliance and Basis of Presentation

The consolidated financial statements have been prepared in accordance with IFRS, International Accounting Standards (“IAS”) as issued by the International Accounting Standards Board (“IASB”) as well as interpretations issued by the IFRS Interpretations Committee (“IFRS-IC”) and the Standard Interpretations Committee (the “SIC”), which application is mandatory as of December 31, 2020. The consolidated financial statements are also compliant with IFRS as adopted by the European Union.

The accounting principles used to prepare the consolidated financial statements for the fiscal year ended December 31, 2020 are identical to those used for the previous year except for the standards listed below that required adoption in 2020.

Application of New or Amended Standards and Interpretations

The Company adopted the following standards, amendments and interpretations, whose application was mandatory for periods beginning on or after January 1, 2020:

•Amendments to IAS 39, IFRS 9 and IFRS 7 related to the interest rate benchmark reform (“IBOR”);
•Amendments to IFRS 3 - Business combinations, definition of a business;
•Amendments to IFRS 16 - Covid-19 Related rent concession; and
•Amendments to References to the Conceptual Framework in IFRS standards, issued in March 2018 (Amendments to IAS 1 - Presentation of financial statements and IAS 8 - Accounting policies, change in accounting policies, change in accounting estimates and errors) – definition of material applicable for periods beginning after January 1, 2020.

The application of these standards had no impact on the consolidated financial statements of the Company.

Application of New or Amended Standards and Interpretations early adopted by the Company

The Company elected to early adopt no new standards, amendments and interpretations which application was not yet mandatory for the year ended December 31, 2020.
Application of New or Amended Standards and Interpretations not yet applied by the Company

The application of the following new standards, amendments and interpretations was not yet mandatory for the year ended December 31, 2020 :

•IFRS 17 - Insurance contracts and related amendments. No impact expected on the financial statements.
•Amendment to IAS 1 - Classification of Liabilities as Current or Non-Current. No significant impact expected on the financial statements.
•Amendment to IAS 37, Onerous Contracts — Cost of Fulfilling a Contract. No significant impact expected on the financial statements.
•Amendment to IFRS 3 – Conceptual framework. No significant impact expected on the financial statements.
•Amendments IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16, phase 2. No significant impact expected on the financial statements.

2.1 Impact of IFRS 16 first application

The Company has adopted IFRS 16, Leases, as of January 1, 2019 using the modified retrospective method. Upon adoption, the Company recorded:

•a right of use asset equivalent to the initial debt, net of any lease incentives provided by the lessor and
•a lease liability for the discounted lease payments outstanding for the remaining reasonably certain lease term.

The Company’s equity was not impacted by the first application of IFRS 16. The application of IFRS 16 has no impact on the Company’s cash and cash equivalents.

The main operating leases falling within the scope of IFRS 16 are the leases entered into for the Company’s headquarters and research buildings.

The Company used the following practical expedients:

•the use of a single discount rate to a portfolio of leases with reasonably similar characteristics;
•the reliance on previous assessments on whether leases are onerous;
•the exclusion of payments related to operating leases with a remaining lease term of less than 12 months without option to buy (short-term leases) and leases related to low-value assets recorded in operating expenses (as under IAS 17);
•the exclusion of initial direct costs for the measurement of the right-of-use asset at the date of initial application; and
•the use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

On adoption of IFRS 16, the Company recognized the “lease liabilities” in relation to leases which had previously been classified as “operating leases” under the principles of IAS 17 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019.

The discount rate used at the transition date corresponds to the incremental borrowing rate that would be obtained for a loan entered into for an equivalent period as the remaining duration of the on-going lease contracts at the transition date. For future contracts, and in the absence of an implicit rate, the same method will be used. The weighted average incremental borrowing rates applied to the lease liabilities on January 1, 2019 are 4.87% for transport equipment and 5.33% for buildings.

As the Company applied IFRS 16 following the modified retrospective method, the comparative financial statements as of and for the year ended December 31, 2018 are not restated. The following tables detail the main impacts of IFRS 16 as of the date of first application.
Reconciliation between the Company’s operating leases commitments as of December 31, 2018 and the lease liability as of January 1, 2019

(in thousands of euros)
Operating lease commitments disclosed as at December 31, 2018	6,407
Rent reevaluated with the 2019 index (1)	294
2018 contracts not previously included in commitments	216
Discounting impact of lines above	(1,234)
Prepaid expenses related to IFRS 16 contracts as of December 31, 2018	(114)
Lease liabilities recognized as at January 1, 2019	5,569
Of which:
Current lease liabilities	741
Non-current lease liabilities	4,828
(1) As of January 1, 2019, the lease payments were updated to take into account the lease payment increase required under the lease agreements based on various indices. This amount corresponds to the impact of these indices application to the operating leases commitments disclosed as of December 31, 2018.
At the date of first-time application under the modified retrospective method, there was no significant impact on reserves. During 2019 and 2020, the Company recorded in the income statement an interest expense associated with the leases as a financial charge (see Note 12.1) and the amortization of the right of use (see Note 6).

Impact of IFRS 16 first application on the statement of financial position (increase/(decrease)) at the date of initial application (January 1, 2019)

	As of December 31, 2018	IFRS 16 impacts	As of January 1, 2019
(in thousands of euros)	(As published)		(IFRS16 restated)
ASSETS
Total non-current assets	3,544	5,500	9,044
Of which Property, plant and equipment	2,884	5,500	8,384
Total current assets	42,651	(114)	42,537
Of which Other current assets	6,422	(114)	6,308
TOTAL ASSETS	46,195	5,386	51,581

LIABILITIES AND SHAREHOLDERS’ EQUITY
Total shareholders’ equity	14,243	—	14,243
Total non-current liabilities	20,358	4,828	25,186
Of which Non-current financial liabilities	20,021	4,828	24,849
Total current liabilities	11,597	558	12,155
Of which Current financial liabilities	500	741	1,241
Of which Other current liabilities	4,533	(183)	4,350
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	46,195	5,386	51,581